Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details)		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
VAT and other taxes payable		¥ 2,446,880		¥ 5,462,014
Accrued payroll and welfare		2,864,484		3,148,555
Due to insurance carriers		1,413,757		1,357,228
Deposits payable		1,125,778		995,778
Other payables to suppliers	[1]	4,198,887		5,027,395
Accrued expenses and other liabilities		¥ 12,049,786	$ 1,682,084	¥ 15,990,970

[1]	Other payable mainly includes payable to suppliers for promotion service, daily operation and other service.